Financial Instruments - Schedule of Derivative Financial Liabilities by Maturity (Details) - Measured at fair value through profit or loss - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	¥ 23,352	¥ 23,400
Bonds
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	4,092,879	3,658,314
Financial liabilities, at fair value	5,090,592	4,640,222
Bonds | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	913,282	331,223
Bonds | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	206,481	586,179
Bonds | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	774,784	182,261
Bonds | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	185,176	685,321
Bonds | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	326,949	164,573
Bonds | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	2,683,919	2,690,665
Long-term loans
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	750,873	724,027
Financial liabilities, at fair value	805,847	767,558
Long-term loans | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	66,983	113,404
Long-term loans | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	100,467	60,482
Long-term loans | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	113,605	92,999
Long-term loans | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	347,612	107,483
Long-term loans | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	76,162	317,706
Long-term loans | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	101,019	75,484
Trade and other payables
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount		649,233
Financial liabilities, at fair value	547,521	649,233
Trade and other payables | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	547,521	649,233
Trade and other payables | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Lease liabilities
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	619,639	479,351
Financial liabilities, at fair value	900,755	665,983
Lease liabilities | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	66,208	59,623
Lease liabilities | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	60,944	56,009
Lease liabilities | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	55,831	51,229
Lease liabilities | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	53,459	46,111
Lease liabilities | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	51,235	41,281
Lease liabilities | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	613,078	411,730
Derivative liabilities
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	25,108	40,721
Financial liabilities, at fair value	27,590	(64,835)
Derivative liabilities | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	16,547	15,858
Derivative liabilities | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	762	(509)
Derivative liabilities | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	1,053	(2,324)
Derivative liabilities | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	1,113	(2,231)
Derivative liabilities | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	1,096	(2,243)
Derivative liabilities | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	7,019	(73,386)
Derivative assets
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	(120,223)	(79,654)
Financial liabilities, at fair value	(400,354)	(234,200)
Derivative assets | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(56,538)	(28,814)
Derivative assets | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(40,327)	(17,443)
Derivative assets | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(39,186)	(13,297)
Derivative assets | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(73,404)	(13,302)
Derivative assets | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(35,218)	(33,858)
Derivative assets | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	¥ (155,681)	¥ (127,486)